Subsequent Events	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

Convertible bonds

The group had received $9,001,978 for subsequent period after September 30, 2024 up to January 24, 2025.

Loan to third party

The group lent $8,590,000 to a third party Short Selling Capital Group Limited, with an annul interest rate of 9% and the loan period was from September 26, 2024 to September 25, 2025.

The Group has evaluated subsequent events through the date these consolidated financial statements are issued on January 24, 2025. The Group did not identify any subsequent events with a material financial impact on the Group’s consolidated financial statements.